RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
Certain premises occupied by the Company and the US subsidiary are rented from related parties (see Note 9b). The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease payments were $ 428, $ 450 and $ 497 in 2011, 2010 and 2009, respectively.

2.
Certain entities within the RAD-BYNET Group provide the Company with administrative services. Such amounts expensed by the Company are disclosed in c below as "Cost of sales, Sales and marketing, General and administrative expenses and research and development".

3.
The Company purchases from certain entities within the RAD-BYNET Group software packages included in the Company's products and is thus incorporated into its product line. Such purchases by the Company are disclosed in c as "Cost of sales and Research and development".

4.	The Company is party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel.

Revenues related to this distribution agreement are included in c below as "revenues". The remainder of the amount of "revenues" included in c below is comprised of sales of the Company's products to entities within RAD-BYNET Group.

b.
In December 2011, we entered into a consulting agreement with the domestic partner of the Company's Chairman of the Board and largest shareholder. The transaction was properly authorized by all necessary corporate actions required by the Israeli Companies Law. Expenses incurred under this agreement are immaterial.

c.	Balances with related parties:

	December 31,
	2011	2010

Receivables:

Trade	$72	$71
Other current assets	$-	$11

Accounts payable:

Trade	$104	$275
Other payables and accrued expenses	$102	$95

d.	Transactions with related parties:

	Year ended December 31,
	2011	2010	2009

Revenues	$347	$960	$383

Expenses:

Cost of sales	$62	$60	$16

Operating expenses:

Research and development	$193	$185	$197
Sales and marketing	$159	$210	$209
General and administrative	$57	$55	$62